Thailand Flood	3 Months Ended
Dec. 25, 2011
Catastrophies [Text Block]
(11)  THAILAND FLOOD

In October 2011, severe flooding in Thailand required us to suspend assembly operations at our Thailand manufacturing facility. During our fourth quarter of 2011, prior to the flooding, approximately one-third of our sales originated out of our Thailand assembly facility. By the end of that quarter, our Thailand operations had an assembly capacity of four to five million parts per week.

After review of the flood mitigation plans of the Thai government and those of the industrial park where our plant is located, we are proceeding with plans to restore our Thailand manufacturing facility to pre-flood output levels. We expect to resume production there by the end of June 2012 and that it will take until the middle of 2013 to return production to pre-flood output levels.

As a result of the flooding in Thailand, during our first quarter of 2012, we recorded flood-related costs, net of insurance recoveries, as follows:

Impairment charges for damaged building and equipment	$8,338
Inventory write-offs	2,744
Continuing costs during site shutdown	2,543
Site restoration	102
13,727
Insurance recoveries	(13,727)
Flood-related costs, net of insurance recoveries	$–

The total carrying value of our Thailand building and equipment was approximately $18,700,000 at the time of the flood. Of the total, $8,338,000 was destroyed by the floodwaters and was impaired and written off. The inventory write-off of $2,744,000 included the cost of raw materials, work-in-process and finished goods inventories that were not able to be used or sold due to the flood damage. We expect the remaining $2,600,000 of inventory that was not written off will be usable or sellable. As we repair and restore our facility and equipment in Thailand, we may determine that additional property, plant and equipment and inventory may be damaged. This could result in additional impairments and write-offs. Our estimates of our flood-related costs are based on current damage assessments and it is reasonably possible that the estimate will change in the near term and the effect of the change could be material.  We expect any remaining impairments and write-offs related to the floodwaters would be less than $2,000,000.

After the suspension of production in Thailand in our first quarter of 2012, we have and will continue to incur costs for wages, salaries and benefits, depreciation and other items, which continued regardless of the suspension of production. Some employees normally engaged in the assembly manufacturing operation are being utilized in the clean-up and repairs of the facility and equipment, assessment and recovery of inventories and other aspects of the site restoration. In addition, we have and will continue to hire contractors to assist in the repair and restoration of our facility and equipment. These expenses totaled $2,645,000 for the thirteen weeks ended December 25, 2011. These amounts are shown, net of insurance recoveries, in the line item Flood-related costs, net of insurance recoveries, on our consolidated statement of operations.

In total, we estimate we will spend $25,000,000 to $30,000,000 in 2012 and an additional $5,000,000 in 2013 to restore our Thailand manufacturing operation and bring it back to pre-flood capacity levels and to cover the incremental costs of manufacturing in the United States. These estimates do not include lost profits. These costs will be partially offset by $25,000,000 in insurance proceeds.

Our insurance policies provide for $25,000,000 of flood coverage for property and casualty damage and business interruption. Our total claims exceeded this amount. Insurance proceeds are recognized in the consolidated financial statements to the extent of losses incurred when realization is deemed probable. During the first quarter of 2012, we received an initial insurance payment of $9,000,000 which is included in cash provided by operating activities on our consolidated statement of cash flows. Subsequent to December 25, 2011, we received the final insurance payment of $16,000,000. The insurance recoveries, to the extent of losses incurred, were deemed probable at December 25, 2011. Accordingly, we recorded a flood insurance receivable in the amount of $4,727,000 included in the line item Other receivables on our condensed consolidated balance sheets. Recoveries in excess of losses incurred were assessed for recognition in accordance with gain contingency guidance and will be recognized when no contingencies remain. There are no restrictions on the insurance proceeds received. We plan to use the proceeds to repair and restore our Thailand facility and replace equipment.